United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Hermes Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/20

Date of Reporting Period: Six months ended 06/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2020
Ticker FCSPX

Federated Hermes Corporate Bond Strategy Portfolio
(formerly, Federated Corporate Bond Strategy Portfolio)

A Portfolio of Federated Hermes Managed Pool Series
(formerly, Federated Managed Pool Series)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.6%
Foreign Government Debt Securities	3.1%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	1.2%
Cash Equivalents[5]	2.9%
Other Assets and Liabilities—Net[6]	(0.8)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.6%
		Basic Industry - Chemicals—0.7%
$90,000		Albemarle Corp., 4.150%, 12/1/2024	$96,560
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	94,810
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	225,158
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	338,663
		TOTAL	755,191
		Basic Industry - Metals & Mining—1.4%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	270,394
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	39,624
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	151,461
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	250,860
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	241,756
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	339,559
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	192,331
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	119,502
		TOTAL	1,605,487
		Basic Industry - Paper—0.7%
150,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	161,237
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	351,213
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	158,014
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	138,472
		TOTAL	808,936
		Capital Goods - Aerospace & Defense—2.9%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	254,917
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	653,781
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	319,916
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	97,228
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	182,527
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	258,900
125,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	136,766
350,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	395,132
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	827,332
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.127% (3-month USLIBOR +1.735%), 2/15/2042	85,231
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	53,340
		TOTAL	3,265,070
		Capital Goods - Building Materials—0.6%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	105,232
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	130,552
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	230,676
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	178,725
		TOTAL	645,185
		Capital Goods - Construction Machinery—0.4%
480,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	507,372
		Capital Goods - Diversified Manufacturing—4.0%
1,900,000	[2]	General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	2,027,292
325,000		General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	325,959
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	162,879
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	$120,366
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	68,043
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	287,448
600,000	United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	707,575
350,000	United Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	419,228
160,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	163,522
285,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	287,244
	TOTAL	4,569,556
	Capital Goods - Packaging—0.7%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	196,574
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	88,143
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	270,313
120,000	WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	128,117
150,000	WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	167,827
	TOTAL	850,974
	Communications - Cable & Satellite—1.7%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	586,645
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	449,225
300,000	Charter Communications, Inc., 4.200%, 3/15/2028	336,521
165,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	182,685
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	362,005
	TOTAL	1,917,081
	Communications - Media & Entertainment—3.0%
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	569,412
135,000	Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	162,366
375,000	Fox Corp, Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	528,881
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	294,673
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	276,204
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 3/15/2022	73,029
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	220,352
300,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	349,229
200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	217,390
200,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	217,747
225,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	263,660
190,000	ViacomCBS, Inc., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	206,875
	TOTAL	3,379,818
	Communications - Telecom Wireless—3.7%
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	301,281
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	284,619
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	115,654
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	227,907
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	355,328
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	458,847
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	266,099
600,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	669,867
165,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	194,774
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	317,896
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	261,338
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$764,396
		TOTAL	4,218,006
		Communications - Telecom Wirelines—6.8%
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	316,214
300,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	314,413
750,000		AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	857,178
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	584,614
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	583,277
400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	524,026
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	347,918
800,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,042,546
225,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	231,655
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	226,014
240,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	316,018
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	58,264
30,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	37,943
750,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	884,626
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	487,852
210,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	277,996
534,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	726,995
		TOTAL	7,817,549
		Consumer Cyclical - Automotive—2.8%
470,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	486,777
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	198,567
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	243,050
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	240,382
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	207,806
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	440,620
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	120,042
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	260,666
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	304,364
235,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	237,673
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	208,303
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	219,104
		TOTAL	3,167,354
		Consumer Cyclical - Retailers—4.6%
100,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	108,553
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	83,930
300,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 144A, 3.900%, 4/15/2030	321,512
400,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	416,320
130,000	[2]	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	139,952
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	141,116
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	60,476
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	399,481
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	56,187
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,146,549
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	670,799
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	351,270
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	359,363
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$450,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	$481,902
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	338,727
160,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	187,699
	TOTAL	5,263,836
	Consumer Cyclical - Services—1.0%
235,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	275,377
350,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	336,548
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	529,351
	TOTAL	1,141,276
	Consumer Non-Cyclical - Food/Beverage—6.0%
1,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,226,924
100,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	122,035
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	576,744
500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	604,450
125,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	127,439
250,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	328,354
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	226,441
365,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	460,923
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	106,297
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	215,322
300,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	314,627
150,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	187,562
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	261,500
220,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	253,834
250,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	332,278
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	278,778
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	138,496
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	306,900
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	332,911
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	221,694
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	205,160
	TOTAL	6,828,669
	Consumer Non-Cyclical - Health Care—2.0%
165,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	169,545
155,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	168,767
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	125,511
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	233,960
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	60,592
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	371,928
204,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	251,697
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	131,234
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	42,218
550,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	590,511
85,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	97,147
	TOTAL	2,243,110
	Consumer Non-Cyclical - Pharmaceuticals—3.7%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	1,066,307
760,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	915,067
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	794,479
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$300,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	$310,734
500,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	612,854
190,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	193,841
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	371,986
		TOTAL	4,265,268
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	448,829
		Consumer Non-Cyclical - Tobacco—1.6%
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	233,303
500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	656,567
200,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	218,048
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	376,213
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	371,340
		TOTAL	1,855,471
		Energy - Independent—1.7%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	250,793
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	626,739
390,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	393,032
175,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	179,957
500,000	[2]	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	504,582
		TOTAL	1,955,103
		Energy - Integrated—1.1%
250,000	[2]	Husky Energy, Inc., 4.000%, 4/15/2024	256,716
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	240,200
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	113,703
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	117,519
470,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	491,218
		TOTAL	1,219,356
		Energy - Midstream—6.4%
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	426,464
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	113,714
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	122,201
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	649,101
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	242,120
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	260,632
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	268,597
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	208,885
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	218,265
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	580,145
40,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	40,060
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	439,056
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	602,208
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	345,535
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	340,368
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	421,752
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	201,515
80,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	86,853
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	482,121
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	305,412
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	$203,701
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	317,695
400,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	423,161
		TOTAL	7,299,561
		Energy - Refining—1.1%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	213,487
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	186,342
190,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	235,856
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	155,885
400,000	[2]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	472,137
		TOTAL	1,263,707
		Financial Institution - Banking—7.6%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	430,465
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	221,448
300,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	342,584
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	883,480
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	552,566
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	277,491
480,000		Citigroup, Inc., 4.125%, 7/25/2028	542,871
250,000		Citigroup, Inc., 5.500%, 9/13/2025	296,552
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	817,443
250,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	263,531
180,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	201,647
150,000		Citizens Financial Group, Inc., Sub. Note, 4.350%, 8/1/2025	166,216
200,000		Comerica, Inc., 3.800%, 7/22/2026	216,226
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	211,417
245,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	243,883
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	130,981
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	234,218
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	1,015,011
395,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	408,735
40,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	41,156
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	526,236
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	189,216
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,229
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	220,903
		TOTAL	8,687,505
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
400,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	479,138
300,000		Stifel Financial Corp., 4.250%, 7/18/2024	319,609
200,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	212,215
		TOTAL	1,010,962
		Financial Institution - Finance Companies—1.1%
500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	574,909
650,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	660,644
		TOTAL	1,235,553
		Financial Institution - Insurance - Health—1.3%
500,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	543,140
500,000		CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	575,036
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—continued
$250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	$331,004
		TOTAL	1,449,180
		Financial Institution - Insurance - Life—1.4%
75,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	109,014
300,000		American International Group, Inc., 4.500%, 7/16/2044	350,430
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	284,649
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	115,104
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	157,464
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	421,897
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	154,496
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	72,231
		TOTAL	1,665,285
		Financial Institution - Insurance - P&C—1.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	551,665
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	176,692
13,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	14,122
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	483,188
		TOTAL	1,225,667
		Financial Institution - REIT - Apartment—0.9%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	177,935
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	162,585
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	104,359
250,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	270,340
80,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	85,501
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	219,014
		TOTAL	1,019,734
		Financial Institution - REIT - Healthcare—1.3%
400,000		Healthcare Trust of America, 3.700%, 4/15/2023	418,774
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	247,531
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	306,305
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	558,913
		TOTAL	1,531,523
		Financial Institution - REIT - Office—0.5%
100,000	[2]	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	108,260
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	101,030
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	114,204
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	312,600
		TOTAL	636,094
		Financial Institution - REIT - Other—0.6%
160,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	194,729
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	182,204
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	319,726
		TOTAL	696,659
		Financial Institution - REIT - Retail—1.0%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	143,734
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	83,272
290,000	[2]	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	311,126
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	185,689
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	425,446
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	$44,267
		TOTAL	1,193,534
		Technology—6.4%
1,380,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.110%, 9/15/2028	1,511,960
200,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 11/15/2030	218,062
250,000		Dell International LLC/EMC Corp., 144A, 4.000%, 7/15/2024	269,785
840,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	963,747
205,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	217,073
250,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	270,453
100,000		Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	103,240
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	232,897
90,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	105,512
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	421,894
285,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	311,579
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	100,053
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	70,640
450,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	503,104
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	184,294
450,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	497,760
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	229,685
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	365,146
160,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	185,669
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	93,919
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	175,350
220,000	[2]	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	235,533
		TOTAL	7,267,355
		Transportation - Airlines—0.3%
140,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	144,655
175,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	184,798
		TOTAL	329,453
		Transportation - Railroads—1.4%
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	107,668
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	216,929
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	147,048
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	311,660
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	253,022
490,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	524,836
		TOTAL	1,561,163
		Transportation - Services—1.8%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	384,002
200,000	[2]	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	213,848
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	565,959
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	434,116
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	227,844
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	209,725
		TOTAL	2,035,494
		Utility - Electric—5.1%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	144,281
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	89,584
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	$99,906
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	298,203
170,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	174,033
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	209,598
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	149,772
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	260,417
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	323,630
390,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	463,697
290,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	330,493
200,000	[2]	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	236,540
100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	112,469
95,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	121,228
180,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	218,997
242,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	261,474
600,000		Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	682,254
290,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	308,312
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	227,066
300,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	348,103
100,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	120,984
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	271,783
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	216,949
200,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	204,882
		TOTAL	5,874,655
		Utility - Natural Gas—1.8%
50,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	53,490
65,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	68,821
300,000		Enbridge Energy Partners LP, 5.875%, 10/15/2025	358,461
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	96,896
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	203,986
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	127,644
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	93,111
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	212,995
300,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	330,037
200,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	217,253
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	279,438
		TOTAL	2,042,132
		Utility - Natural Gas Distributor—0.1%
110,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	110,359
		TOTAL CORPORATE BONDS (IDENTIFIED COST $95,613,863)	106,864,072
		FOREIGN GOVERNMENTS/AGENCIES—3.1%
		Sovereign—3.1%
450,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	474,755
855,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	937,559
700,000		Mexico, Government of, 3.750%, 1/11/2028	728,448
200,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	210,000
206,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	270,892
300,000		Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	318,090
250,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	271,875
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$190,000	Peru, Government of, 6.550%, 3/14/2037	$289,039
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,171,069)	3,500,658
	REPURCHASE AGREEMENT—2.9%
3,363,000	Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (IDENTIFIED COST $3,363,000)	3,363,000
	INVESTMENT COMPANY—1.2%
1,323,580	Federated Hermes Government Obligations Fund, Premier Shares, 0.11%[3] (IDENTIFIED COST $1,323,580)	1,323,580
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $103,471,512)[4]	115,051,310
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(915,554)
	TOTAL NET ASSETS—100%	$114,135,756
At June 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures
6U.S. Treasury Notes 2-Year Long Futures	75	$16,562,109	September 2020	$4,513
Short Futures
6U.S. Treasury Notes 5-Year Short Futures	20	$2,514,844	September 2020	$(5,516)
6U.S. Treasury Notes 10-Year Short Futures	20	$2,783,438	September 2020	$(10,263)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(11,266)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Balance of Shares Held 12/31/2019	3,660,975
Purchases/Additions	15,806,395
Sales/Reductions	(18,143,790)
Balance of Shares Held 6/30/2020	1,323,580
Value	$1,323,580
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$18,023
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Semi-Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$106,864,072	$—	$106,864,072
Foreign Governments/Agencies	—	3,500,658	—	3,500,658
Repurchase Agreement	—	3,363,000	—	3,363,000
Investment Company	1,323,580	—	—	1,323,580
TOTAL SECURITIES	$1,323,580	$113,727,730	$—	$115,051,310
Other Financial Instruments:[1]
Assets	$4,513	$—	$—	$4,513
Liabilities	(15,779)	—	—	(15,779)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(11,266)	$—	$—	$(11,266)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.48	$10.26	$11.10	$10.71	$10.29	$11.05
Income From Investment Operations:
Net investment income	0.22	0.45	0.46	0.45	0.46	0.47
Net realized and unrealized gain (loss)	0.39	1.22	(0.77)	0.39	0.42	(0.76)
TOTAL FROM INVESTMENT OPERATIONS	0.61	1.67	(0.31)	0.84	0.88	(0.29)
Less Distributions:
Distributions from net investment income	(0.22)	(0.45)	(0.46)	(0.45)	(0.46)	(0.47)
Distributions from net realized gain	—	—	(0.07)	—	—	—
TOTAL DISTRIBUTIONS	(0.22)	(0.45)	(0.53)	(0.45)	(0.46)	(0.47)
Net Asset Value, End of Period	$11.87	$11.48	$10.26	$11.10	$10.71	$10.29
Total Return[1]	5.40%	16.56%	(2.82)%	8.01%	8.61%	(2.71)%
Ratios to Average Net Assets:
Net expenses[2,3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.89%[4]	4.11%	4.30%	4.14%	4.28%	4.39%
Expense waiver/reimbursement[5]	0.28%[4]	0.30%	0.32%	0.29%	0.33%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,136	$105,126	$85,243	$85,052	$78,255	$72,610
Portfolio turnover	10%	18%	16%	22%	25%	26%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Federated Investment Management Company (the “Adviser”) has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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13

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $1,279,248 of securities loaned and $1,323,580 of investment in an affiliated holding* (identified cost $103,471,512)		$115,051,310
Cash		955
Income receivable		1,108,744
Receivable for shares sold		1,737
Receivable for variation margin on futures contracts		51,929
TOTAL ASSETS		116,214,675
Liabilities:
Payable for investments purchased	$374,265
Payable for shares redeemed	14,156
Payable for collateral due to broker for securities lending	1,323,580
Payable to adviser (Note 5)	1,700
Payable for administrative fees (Note 5)	243
Income distribution payable	334,584
Accrued expenses (Note 5)	30,391
TOTAL LIABILITIES		2,078,919
Net assets for 9,618,583 shares outstanding		$114,135,756
Net Assets Consist of:
Paid-in capital		$102,926,187
Total distributable earnings (loss)		11,209,569
TOTAL NET ASSETS		$114,135,756
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$114,135,756 ÷ 9,618,583 shares outstanding, no par value, unlimited shares authorized		$11.87
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$2,065,704
Net income on securities loaned (includes $18,023 received from an affiliated holding related to cash collateral balances*)		3,739
TOTAL INCOME		2,069,443
Expenses:
Administrative fee (Note 5)	$42,735
Custodian fees	5,692
Transfer agent fee	5,622
Directors'/Trustees' fees (Note 5)	1,058
Auditing fees	15,415
Legal fees	4,411
Portfolio accounting fees	37,618
Share registration costs	14,097
Printing and postage	8,312
Commitment fee (Note 7)	5,746
Interest expense	2,975
Miscellaneous (Note 5)	5,439
TOTAL EXPENSES	149,120
Reimbursement:
Reimbursement of other operating expenses (Notes 2 and 5)	$(149,120)
Net expenses		—
Net investment income		2,069,443
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(66,250)
Net realized loss on futures contracts		(35,192)
Net change in unrealized appreciation of investments		3,521,360
Net change in unrealized appreciation of futures contracts		(50,900)
Net realized and unrealized gain (loss) on investments and futures contracts		3,369,018
Change in net assets resulting from operations		$5,438,461
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,069,443	$4,042,202
Net realized loss	(101,442)	(164,454)
Net change in unrealized appreciation/depreciation	3,470,460	10,922,230
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,438,461	14,799,978
Distributions to Shareholders:	(2,063,321)	(4,038,571)
Share Transactions:
Proceeds from sale of shares	17,459,510	25,959,589
Net asset value of shares issued to shareholders in payment of distributions declared	60,328	114,594
Cost of shares redeemed	(11,885,380)	(16,952,141)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,634,458	9,122,042
Change in net assets	9,009,598	19,883,449
Net Assets:
Beginning of period	105,126,158	85,242,709
End of period	$114,135,756	$105,126,158
See Notes which are an integral part of the Financial Statements
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16

Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
Prior to June 29, 2020, the name of the Trust and Fund were Federated Managed Pool Series and Federated Corporate Bond Strategy Portfolio, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $149,120 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,279,248	$1,323,580
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,421,484 and $5,748,906, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(11,266)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(35,192)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(50,900)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2020	Year Ended 12/31/2019
Shares sold	1,513,182	2,355,503
Shares issued to shareholders in payment of distributions declared	5,249	10,329
Shares redeemed	(1,056,534)	(1,520,486)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	461,897	845,346
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $103,471,512. The net unrealized appreciation of investments for federal tax purposes was $11,568,532. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,782,434 and net unrealized depreciation from investments for those securities having an excess of cost over value of $213,902. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated Hermes funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2020, the Adviser reimbursed $149,120 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2020, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
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20

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$15,030,680
Sales	$10,964,572
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,054.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.90	$0.00
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2020
Federated Corporate Bond Strategy Portfolio (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND'S NAME CHANGED TO FEDERATED HERMES CORPORATE BOND STRATEGY PORTFOLIO)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
Semi-Annual Shareholder Report
23

Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Semi-Annual Shareholder Report
24

Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund outperformed its benchmark index.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report
25

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes Corporate Bond Strategy Portfolio (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Hermes Corporate Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020
Ticker FHYSX

Federated Hermes High-Yield Strategy Portfolio
(formerly, Federated High-Yield Strategy Portfolio)

A Portfolio of Federated Hermes Managed Pool Series
(formerly, Federated Managed Pool Series)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Cable Satellite	8.4%
Health Care	8.2%
Midstream	7.5%
Technology	7.0%
Media Entertainment	6.3%
Packaging	5.6%
Automotive	4.5%
Independent Energy	4.5%
Insurance—P&C	4.2%
Gaming	3.7%
Pharmaceuticals	3.0%
Utility - Electric	3.0%
Wireless Communications	3.0%
Chemicals	2.9%
Other[3]	21.9%
Cash Equivalents[4]	7.5%
Other Assets and Liabilities—Net[5]	(1.2)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2020 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—98.9%
6,556,554	[1]	High Yield Bond Portfolio (IDENTIFIED COST $40,141,401)	$38,749,231
		REPURCHASE AGREEMENT—1.7%
$677,000		Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (IDENTIFIED COST $677,000)	677,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $40,818,401)[2]	39,426,231
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(220,896)
		TOTAL NET ASSETS—100%	$39,205,335
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2019	7,020,392
Purchases/Additions	1,170,224
Sales/Reductions	(1,634,062)
Balance of Shares Held 6/30/2020	6,556,554
Value	$38,749,231
Change in Unrealized Appreciation/Depreciation	$(1,854,991)
Net Realized Gain/(Loss)	$(336,532)
Dividend Income	$1,216,296
The Fund invests in High Yield Bond Portfolio (HYCORE), a portfolio of Federated Hermes Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2020, HYCORE represents 98.9% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
1	Due to this affiliated holding representing greater than 75% of the Fund’s total net assets, a copy of the affiliated holding’s most recent Semi-Annual Report is included with this Report.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$38,749,231	$—	$—	$38,749,231
Repurchase Agreement	—	677,000	—	677,000
TOTAL SECURITIES	$38,749,231	$677,000	$—	$39,426,231
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.20	$12.21	$13.29	$13.15	$12.13	$13.35
Income From Investment Operations:
Net investment income	0.39	0.82	0.81	0.80	0.83	0.86
Net realized and unrealized gain (loss)	(0.93)	0.99	(1.08)	0.16	1.04	(1.06)
TOTAL FROM INVESTMENT OPERATIONS	(0.54)	1.81	(0.27)	0.96	1.87	(0.20)
Less Distributions:
Distributions from net investment income	(0.39)	(0.82)	(0.81)	(0.80)	(0.83)	(0.87)
Distributions from net realized gain	—	—	—	(0.02)	(0.02)	(0.15)
TOTAL DISTRIBUTIONS	(0.39)	(0.82)	(0.81)	(0.82)	(0.85)	(1.02)
Net Asset Value, End of Period	$12.27	$13.20	$12.21	$13.29	$13.15	$12.13
Total Return[1]	(4.01)%	15.10%	(2.19)%	7.50%	15.85%	(1.76)%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.43%[3]	6.30%	6.26%	6.02%	6.52%	6.57%
Expense waiver/reimbursement[4]	0.47%[3]	0.41%	0.45%	0.41%	0.46%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,205	$44,776	$42,319	$41,769	$38,324	$35,258
Portfolio turnover	17%	25%	20%	15%	20%	25%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $38,749,231 of investment in an affiliated holding* (identified cost $40,818,401)		$39,426,231
Cash		212
Income receivable		2
Income receivable from an affiliated holding*		190,665
Receivable for shares sold		638
TOTAL ASSETS		39,617,748
Liabilities:
Payable for investments purchased	$190,665
Payable for shares redeemed	5,474
Payable to adviser (Note 5)	1,156
Payable for administrative fees (Note 5)	83
Income distribution payable	184,756
Payable for auditing fees	14,072
Accrued expenses (Note 5)	16,207
TOTAL LIABILITIES		412,413
Net assets for 3,194,068 shares outstanding		$39,205,335
Net Assets Consist of:
Paid-in capital		$42,397,259
Total distributable earnings (loss)		(3,191,924)
TOTAL NET ASSETS		$39,205,335
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$39,205,335 ÷ 3,194,068 shares outstanding, no par value, unlimited shares authorized		$12.27
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Dividends received from an affiliated holding*		$1,216,296
Interest		1,146
TOTAL INCOME		1,217,442
Expenses:
Administrative fee (Note 5)	$14,839
Custodian fees	1,735
Transfer agent fee	2,643
Directors'/Trustees' fees (Note 5)	853
Auditing fees	14,072
Legal fees	3,800
Portfolio accounting fees	27,004
Share registration costs	12,208
Printing and postage	8,616
Miscellaneous (Note 5)	3,154
TOTAL EXPENSES	88,924
Reimbursement of other operating expenses (Note 5)	(88,924)
Net expenses		—
Net investment income		1,217,442
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in an affiliated holding*		(336,532)
Net change in unrealized appreciation of investments in an affiliated holding*		(1,854,991)
Net realized and unrealized loss on investments		(2,191,523)
Change in net assets resulting from operations		$(974,081)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,217,442	$3,034,077
Net realized loss	(336,532)	(752,195)
Net change in unrealized appreciation/depreciation	(1,854,991)	4,327,907
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(974,081)	6,609,789
Distributions to Shareholders	(1,217,378)	(3,033,858)
Share Transactions:
Proceeds from sale of shares	9,227,469	15,655,731
Net asset value of shares issued to shareholders in payment of distributions declared	37,769	98,295
Cost of shares redeemed	(12,644,147)	(16,873,444)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,378,909)	(1,119,418)
Change in net assets	(5,570,368)	2,456,513
Net Assets:
Beginning of period	44,775,703	42,319,190
End of period	$39,205,335	$44,775,703
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
Prior to June 29, 2020, the name of the Trust and Fund were Federated Managed Pool Series and Federated High-Yield Strategy Portfolio, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $88,924 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2020	Year Ended 12/31/2019
Shares sold	778,224	1,213,744
Shares issued to shareholders in payment of distributions declared	3,074	7,573
Shares redeemed	(978,069)	(1,295,178)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(196,771)	(73,861)
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $40,818,401. The net unrealized depreciation of investments for federal tax purposes was $1,392,170. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,392,170.
As of December 31, 2019, the Fund had a capital loss carryforward of $948,971 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$948,971	$948,971
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2020, the Adviser reimbursed $88,924 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2020, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$6,566,063
Sales	$10,275,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$959.90	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.90	$0.00
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

High Yield Bond Portfolio
Financial Statements and Notes to Financial Statements
Federated Hermes High-Yield Strategy Portfolio invests primarily in High Yield Bond Portfolio. Therefore the High Yield Bond Portfolio financial statements and notes to financial statements are included on pages 14 through 37.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.5%
Health Care	8.3%
Midstream	7.5%
Technology	7.0%
Media Entertainment	6.3%
Packaging	5.7%
Automotive	4.5%
Independent Energy	4.5%
Insurance - P&C	4.3%
Gaming	3.8%
Utility - Electric	3.1%
Chemicals	3.0%
Pharmaceuticals	3.0%
Wireless Communications	3.0%
Other[2]	22.2%
Cash Equivalents[3]	5.9%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.
2	For purposes of this table, index classifications which constitute less than 3.0% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.5%
	Aerospace/Defense—1.3%
$5,925,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$5,931,517
775,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	747,794
5,625,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	5,251,275
8,025,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	7,027,613
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,792,033
	TOTAL	21,750,232
	Automotive—4.5%
5,300,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	4,395,210
800,000	Adient US LLC, 144A, 7.000%, 5/15/2026	829,308
325,000	Adient US LLC, 144A, 9.000%, 4/15/2025	351,512
650,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	627,939
4,775,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	4,643,664
250,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	260,781
3,675,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	3,816,947
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,310,596
425,000	Dana, Inc., 5.625%, 6/15/2028	422,956
625,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	621,875
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	570,870
2,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	2,606,192
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	486,100
3,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	3,539,429
4,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	3,941,541
3,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	3,024,109
1,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,082,356
2,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	2,627,674
3,325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,256,721
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,537,069
3,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,204,681
1,900,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	1,748,712
2,475,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	2,314,137
2,375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,420,564
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,631,196
4,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	4,408,986
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	569,619
11,625,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	11,711,897
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	5,111,106
	TOTAL	76,073,747
	Banking—0.1%
1,250,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,336,923
	Building Materials—2.3%
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	778,768
8,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	8,161,791
3,550,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	3,664,967
8,075,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	8,073,102
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,033,560
6,525,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	6,594,524
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,350,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$1,339,456
9,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,265,571
		TOTAL	38,911,739
		Cable Satellite—8.5%
3,900,000		CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,007,659
3,450,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	3,576,080
1,100,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,142,455
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,307,299
7,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	7,655,559
3,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	3,842,700
5,850,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,045,975
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	686,491
625,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	645,156
6,025,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	6,292,811
900,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	913,680
3,675,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	3,782,586
925,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	918,118
3,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	3,514,896
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	5,229,475
1,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,450,047
4,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,740,486
4,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	5,005,759
5,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	6,153,759
5,050,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,259,575
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,775,146
3,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,012,250
6,950,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	7,380,761
1,400,000		DISH Network Corp., Sr. Unsecd. Note, 144A, 7.375%, 7/1/2028	1,398,250
3,450,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	3,423,090
3,550,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	2,145,780
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,216,403
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,516,396
2,800,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	2,822,694
1,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	1,460,607
5,950,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	5,891,749
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	3,470,985
2,400,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	2,471,052
850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	880,511
2,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	3,021,085
9,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,290,000
1,525,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,496,559
2,200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,206,875
2,550,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,692,022
1,525,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,515,728
4,843,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	4,930,828
3,575,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,639,010
		TOTAL	141,828,347
		Chemicals—2.9%
2,150,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	2,152,462
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$4,750,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	$4,702,500
725,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	730,583
5,325,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	5,357,722
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,286,531
4,375,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	4,431,011
4,925,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	4,494,210
375,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	391,875
8,525,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	8,317,075
1,775,000	PQ Corp., 144A, 6.750%, 11/15/2022	1,808,902
3,175,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,210,385
7,125,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	7,316,271
1,800,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	1,832,454
	TOTAL	48,031,981
	Construction Machinery—0.7%
4,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	4,208,916
3,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	3,918,328
725,000	United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	724,413
1,100,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	1,130,146
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	982,238
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	813,064
	TOTAL	11,777,105
	Consumer Cyclical Services—1.8%
1,675,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	1,764,185
13,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	13,774,144
10,328,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	10,939,314
1,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	1,753,922
1,575,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,606,209
850,000	The Brink's Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	867,876
	TOTAL	30,705,650
	Consumer Products—1.1%
2,700,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,782,687
2,575,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	2,668,910
2,225,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	2,188,221
925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	942,404
525,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	561,007
850,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	891,782
550,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	543,125
7,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	7,228,235
	TOTAL	17,806,371
	Diversified Manufacturing—1.4%
700,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	723,698
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,072,729
7,225,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	7,167,778
1,400,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	1,328,817
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,532,940
3,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	3,276,917
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,248,662
925,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	923,941
	TOTAL	23,275,482
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Environmental—0.1%
$3,200,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	$2,521,008
	Finance Companies—1.7%
475,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 10/26/2020	473,722
500,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	421,098
1,100,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 3/25/2021	1,083,846
8,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,681,334
1,375,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,319,141
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	722,544
1,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,000,771
1,650,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	1,510,687
12,325,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	12,631,831
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,616,503
	TOTAL	28,461,477
	Food & Beverage—2.3%
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,737,758
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,705,431
4,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	4,448,372
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	48,270
450,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	453,825
2,400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,362,175
1,800,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	1,910,493
1,425,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,377,733
1,300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	1,278,095
3,275,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	3,293,586
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,411,757
7,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	8,277,292
6,325,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	6,025,227
	TOTAL	39,330,014
	Gaming—3.8%
2,500,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	2,150,850
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	418,750
3,425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	3,260,223
3,350,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	3,127,426
2,400,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	2,091,624
600,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	604,500
3,375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	3,357,113
3,900,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	3,802,500
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	3,287,482
1,225,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	1,326,259
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,642,504
1,525,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,500,341
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,328,992
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,380,312
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,628,554
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,171,416
2,325,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	2,312,108
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	4,668,412
9,550,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	10,088,954
7,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	6,601,359
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$275,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	$259,145
350,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	329,602
1,125,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,074,729
2,425,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,330,825
2,175,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,124,301
	TOTAL	62,868,281
	Health Care—8.2%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	301,875
2,850,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,858,422
8,150,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	8,323,799
5,875,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	5,426,414
525,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	549,150
11,150,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	12,028,062
5,125,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	4,837,539
625,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	589,063
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,152,605
1,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	1,348,868
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	250,295
875,000	HCA, Inc., 5.875%, 5/1/2023	948,483
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,115,508
4,200,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	4,049,466
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,149,820
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,628,240
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,536,865
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	2,068,263
5,625,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	5,813,156
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,358,416
1,700,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	1,759,500
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,113,313
6,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	6,906,296
2,500,000	MEDNAX Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	2,508,637
8,350,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	7,796,687
5,950,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	5,254,534
1,300,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	1,177,989
10,050,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	5,865,632
475,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	487,766
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,165,478
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	802,482
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	687,526
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	2,844,842
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,731,800
800,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	796,496
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	373,406
4,925,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	4,758,584
2,900,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,845,726
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,490,250
6,200,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	6,092,709
1,500,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,576,590
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$9,175,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	$8,905,393
		TOTAL	137,275,945
		Health Insurance—1.4%
2,175,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	2,242,675
3,125,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	3,252,266
2,075,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	2,166,871
2,950,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	3,023,632
1,450,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	1,486,192
675,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	682,611
5,425,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	5,610,670
4,850,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	5,147,159
		TOTAL	23,612,076
		Independent Energy—4.5%
2,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,364,187
925,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	594,891
2,925,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	2,502,674
750,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	482,670
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,277,968
3,800,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,303,875
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	400,272
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	935,618
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,043,253
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,998,394
4,234,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	458,436
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	111,125
2,025,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	1,786,070
6,000,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	5,396,190
5,150,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	154,500
1,250,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	1,228,531
3,000,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	2,994,780
1,425,000		EQT Corp., Sr. Unsecd. Note, 7.000%, 2/1/2030	1,469,702
1,825,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	1,756,225
1,975,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	1,995,382
1,150,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	590,094
2,400,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,205,880
1,050,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	509,051
3,175,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	3,089,164
950,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	161,500
923,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	155,179
4,700,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	790,328
3,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	2,892,341
2,575,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	2,188,750
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	899,344
2,650,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	1,839,325
1,450,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,013,079
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	295,109
2,975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	2,561,713
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	447,500
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,087,969
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$3,650,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	$3,654,562
175,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	163,388
3,675,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	3,355,845
1,550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,530,338
2,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,757,281
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	957,232
4,075,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,070,411
700,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	598,931
3,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,001,169
425,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	209,485
1,700,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	860,948
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	938,642
3,025,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	9,075
1,600,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	1,416,888
1,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	1,123,053
1,400,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	1,362,067
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	432,000
3,625,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	641,172
2,150,000	[1,2]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	385,441
		TOTAL	75,448,997
		Industrial - Other—0.4%
1,875,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,962,891
1,100,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,139,704
3,325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,283,787
		TOTAL	6,386,382
		Industrial Machinery—0.2%
500,000		Vertical Holdco GmbH, 7.625%, 7/15/2028	500,000
3,375,000		Vertical U.S. Newco, Inc., 5.250%, 7/15/2027	3,379,264
		TOTAL	3,879,264
		Insurance - P&C—4.3%
1,275,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	1,223,190
6,875,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	6,863,381
8,450,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	8,902,582
3,075,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, PIK 12.750% (Cash Rate 11.500%) , 1/15/2027	3,105,750
1,550,000		Ardonagh Midco Three PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,622,850
7,950,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	7,974,764
1,625,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,678,511
20,450,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	20,470,552
500,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	527,188
9,925,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	9,555,046
550,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	539,286
9,400,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	9,511,531
		TOTAL	71,974,631
		Leisure—0.6%
550,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	474,433
5,125,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,586,875
875,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	908,359
350,000		Vail Resorts, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	367,719
100,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	57,364
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$4,050,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	$3,016,501
	TOTAL	9,411,251
	Lodging—0.4%
1,325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	1,344,047
4,225,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	4,221,578
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	1,851,150
	TOTAL	7,416,775
	Media Entertainment—6.3%
2,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,288,044
4,725,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,692,516
4,100,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	3,581,945
1,800,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,665,837
3,750,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	2,737,200
5,575,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	3,002,305
4,075,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	3,671,820
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,515,784
1,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	1,328,452
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	5,766,713
1,825,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	1,750,522
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	446,553
10,036,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	9,215,608
1,150,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	1,160,781
4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,192,834
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,574,064
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,915,412
4,175,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	4,185,563
7,375,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	7,449,524
8,025,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	8,010,555
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	848,304
575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	528,028
3,950,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	3,749,300
2,850,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,743,424
6,850,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	6,771,636
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,119,921
5,250,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	4,951,485
9,000,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	8,651,250
1,200,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,215,060
	TOTAL	105,730,440
	Metals & Mining—1.4%
4,575,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,408,676
1,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,178,877
1,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,239,727
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	776,752
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,463,983
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	1,951,566
3,725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,692,751
750,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	741,484
5,675,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	5,448,596
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$775,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	$781,803
	TOTAL	22,684,215
	Midstream—7.5%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	464,902
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,431,547
6,300,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	6,661,084
5,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,025,262
5,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	4,477,794
3,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	3,035,658
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	536,188
2,450,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,356,337
3,500,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	3,298,750
7,300,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	6,741,988
6,525,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	6,509,992
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,390,508
3,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	3,709,878
2,800,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,875,124
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,771,875
2,450,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	2,475,725
3,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	3,079,004
3,875,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	3,268,621
2,850,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,745,576
2,900,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	2,769,050
1,650,000	MPLX LP, Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2024	1,704,006
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	4,771,660
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	2,822,431
2,800,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	2,780,722
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,279,647
4,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,222,630
7,725,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	5,125,653
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	1,817,755
2,250,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,190,510
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,768,291
4,225,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	4,083,716
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,348,662
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	700,071
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,258,929
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,304,552
3,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	3,448,381
1,925,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	1,934,625
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,791,836
1,525,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	1,527,745
1,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	1,582,875
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	553,610
9,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	7,570,719
675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	565,515
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	468,625
1,300,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	1,256,093
	TOTAL	126,504,122
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—1.4%
$925,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	$848,965
6,200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	5,858,411
1,375,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	849,063
675,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	417,234
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,579,917
2,125,000	Sesi LLC, 7.125%, 12/15/2021	775,625
7,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	2,608,163
4,350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	1,971,050
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,807,831
6,791,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	6,577,695
	TOTAL	23,293,954
	Packaging—5.7%
9,075,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	8,993,915
2,650,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,605,771
2,175,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,138,699
4,600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,713,850
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,724,609
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,885,834
1,500,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,513,268
2,213,000	Berry Plastics Corp., 5.500%, 5/15/2022	2,223,213
2,200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,165,597
11,450,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	10,416,523
2,450,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,505,345
11,025,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	10,673,468
7,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	7,369,755
5,125,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,194,931
3,750,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	3,977,344
700,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	729,313
4,125,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	4,146,264
900,000	Sealed Air Corp., 144A, 5.250%, 4/1/2023	944,195
1,625,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	1,629,063
350,000	Silgan Holdings, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/1/2028	347,813
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,815,907
2,750,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	2,827,055
1,575,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	1,596,656
5,325,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	5,703,421
	TOTAL	94,841,809
	Paper—0.4%
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,442,734
	Pharmaceuticals—3.0%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,790,355
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,540,349
1,375,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,429,409
2,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,003,322
444,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	442,937
492,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	491,154
10,275,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	10,436,112
3,750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	3,775,781
1,050,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,103,356
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$8,250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	$8,771,606
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,992,588
750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	814,650
4,503,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	2,926,950
3,089,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan—2nd Lien, 144A, 9.500%, 7/31/2027	3,282,680
2,525,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	2,574,427
2,000,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	2,051,250
7,125,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,197,891
9,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,830,000
1,260,000	Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	1,297,227
	TOTAL	50,752,044
	Restaurants—1.5%
775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	760,957
15,425,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	15,374,020
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	539,650
1,175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,195,815
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	2,451,252
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,009,805
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	378,219
	TOTAL	24,709,718
	Retailers—0.5%
775,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	782,607
4,025,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	3,505,010
5,800,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	1,305,000
5,075,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	1,141,875
1,150,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,188,094
	TOTAL	7,922,586
	Supermarkets—0.9%
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	921,717
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	930,114
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	977,040
10,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	10,614,184
2,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,282,850
	TOTAL	15,725,905
	Technology—7.0%
3,050,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	3,034,750
1,975,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	1,991,906
1,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,378,006
1,000,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,089,895
12,075,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	12,521,020
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,395,711
700,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	703,500
1,275,000	Financial & Risk US Holdings Inc., 144A, 6.250%, 5/15/2026	1,354,452
8,975,000	Financial & Risk US Holdings Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	9,728,765
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,293,105
1,250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	1,283,319
8,400,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	8,559,600
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,408,473
2,475,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	2,497,754
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	$1,879,275
100,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	106,437
3,200,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	3,201,008
1,125,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	1,146,212
5,225,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,449,179
1,175,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	1,133,323
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,304,920
4,050,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	4,154,490
1,275,000	Qorvo, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2026	1,328,193
7,625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	7,799,956
950,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	889,338
200,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	199,716
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	744,551
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,662,488
900,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	935,833
1,725,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,832,545
9,350,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	10,400,145
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	3,932,324
13,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	13,558,460
	TOTAL	117,898,649
	Transportation Services—0.3%
1,750,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,676,719
2,725,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	2,805,605
	TOTAL	4,482,324
	Utility - Electric—3.1%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,558,590
900,000	Calpine Corp., 144A, 5.250%, 6/1/2026	911,354
5,800,000	Calpine Corp., 5.750%, 1/15/2025	5,874,907
2,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,400,081
850,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	852,363
8,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,142,453
6,825,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,142,362
2,500,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	2,643,288
700,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	740,121
2,975,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,026,497
7,050,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,383,571
2,975,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,027,806
1,875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	1,923,834
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,702,384
	TOTAL	52,329,611
	Wireless Communications—3.0%
12,725,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	13,297,498
3,250,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,969,713
4,675,000	Sprint Corp., 7.125%, 6/15/2024	5,287,144
7,075,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,178,063
2,575,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,045,414
3,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,769,135
2,400,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,414,088
4,325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,448,262
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	$4,073,640
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	1,987,752
		TOTAL	50,470,709
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,667,257,478)	1,583,872,498
		COMMON STOCKS—0.1%
		Chemicals—0.1%
98,676	[1]	Hexion Holdings Corp.	666,063
		Media Entertainment—0.0%
67,010	[1]	iHeartMedia, Inc.	559,534
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,094,143)	1,225,597
		FLOATING RATE LOAN—0.1%
		Health Care—0.1%
$3,313,750	[3]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 5.491% (3-month USLIBOR +4.500%), 10/10/2025 (IDENTIFIED COST $5,862,716)	1,905,406
		INVESTMENT COMPANY—5.9%
98,426,190		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[4] (IDENTIFIED COST $98,502,338)	98,495,089
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $1,774,716,675)[5]	1,685,498,590
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(10,825,372)
		TOTAL NET ASSETS—100%	$1,674,673,218
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2019	87,212,687
Purchases/Additions	385,499,949
Sales/Reductions	(374,286,446)
Balance of Shares Held 6/30/2020	98,426,190
Value	$98,495,089
Change in Unrealized Appreciation/Depreciation	$(1,260)
Net Realized Gain/(Loss)	$46,667
Dividend Income	$253,588
1	Non-income-producing security.
2	Issuer in default.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,776,466,251.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,583,872,498	$—	$1,583,872,498
Floating Rate Loans	—	1,905,406	—	1,905,406
Equity Securities:
Common Stocks
Domestic	1,225,597	—	—	1,225,597
Investment Company	98,495,089	—	—	98,495,089
TOTAL SECURITIES	$99,720,686	$1,585,777,904	$—	$1,685,498,590
The following acronyms are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.36	$5.88	$6.40	$6.32	$5.82	$6.34
Income From Investment Operations:
Net investment income	0.18	0.38	0.38	0.39	0.40	0.41
Net realized and unrealized gain (loss)	(0.44)	0.49	(0.51)	0.08	0.50	(0.51)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)	0.87	(0.13)	0.47	0.90	(0.10)
Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.39)	(0.39)	(0.40)	(0.41)
Distributions from net realized gain	—	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.19)	(0.39)	(0.39)	(0.39)	(0.40)	(0.42)
Net Asset Value, End of Period	$5.91	$6.36	$5.88	$6.40	$6.32	$5.82
Total Return[1]	(4.02)%	15.18%	(2.16)%	7.55%	15.90%	(1.81)%
Ratios to Average Net Assets:
Net expenses[2]	0.03%[3]	0.03%	0.03%	0.02%	0.02%	0.02%
Net investment income	6.09%[3]	6.16%	6.14%	6.05%	6.47%	6.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,674,673	$1,866,222	$1,712,174	$2,036,543	$2,121,645	$2,379,520
Portfolio turnover	19%	34%	21%	28%	25%	33%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $98,495,089 of investment in an affiliated holding* (identified cost $1,774,716,675)		$1,685,498,590
Income receivable		27,538,408
Income receivable from affiliated holding*		29,190
Receivable for investments sold		7,382,125
TOTAL ASSETS		1,720,448,313
Liabilities:
Payable for investments purchased	$38,281,130
Income distribution payable	7,400,703
Accrued expenses (Note 5)	93,262
TOTAL LIABILITIES		45,775,095
Net assets for 283,395,585 shares outstanding		$1,674,673,218
Net Assets Consist of:
Paid-in capital		$1,825,137,810
Total distributable earnings (loss)		(150,464,592)
TOTAL NET ASSETS		$1,674,673,218
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,674,673,218 ÷ 283,395,585 shares outstanding, no par value, unlimited shares authorized		$5.91
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$47,786,890
Dividends received from an affiliated holding*		253,588
TOTAL INCOME		48,040,478
Expenses:
Administrative fee (Note 5)	$2,555
Custodian fees	30,096
Transfer agent fee	57,886
Directors'/Trustees' fees (Note 5)	5,819
Auditing fees	18,249
Legal fees	4,465
Portfolio accounting fees	95,910
Share registration costs	208
Printing and postage	8,035
Commitment fee	5,746
Miscellaneous (Note 5)	9,393
TOTAL EXPENSES	238,362
Net investment income		47,802,116
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $46,667 on sales of investments in an affiliated holding*)		2,643,073
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(1,260) on investments in an affiliated holding*)		(113,205,926)
Net realized and unrealized loss on investments		(110,562,853)
Change in net assets resulting from operations		$(62,760,737)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$47,802,116	$116,378,326
Net realized gain	2,643,073	3,493,912
Net change in unrealized appreciation/depreciation	(113,205,926)	143,379,329
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(62,760,737)	263,251,567
Distributions to Shareholders	(50,805,142)	(119,348,718)
Share Transactions:
Proceeds from sale of shares	313,847,022	517,478,900
Net asset value of shares issued to shareholders in payment of distributions declared	4,745,204	11,967,918
Cost of shares redeemed	(396,574,920)	(519,301,399)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(77,982,694)	10,145,419
Change in net assets	(191,548,573)	154,048,268
Net Assets:
Beginning of period	1,866,221,791	1,712,173,523
End of period	$1,674,673,218	$1,866,221,791
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Effective on or about February 28, 2021, the name of the Fund will change to High Yield Bond Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Effective January 1, 2019, the Fund is subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased callable debt securities with non-contingent call features to the earliest call date. The Fund applied the standard on a retrospective basis, as allowed under the standard, beginning with the fiscal year ended December 31, 2018. The identified cost basis of the applicable securities at December 31, 2018 has been adjusted from $642,585,993 to $642,101,219. This change has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value of the Fund.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2020	Year Ended 12/31/2019
Shares sold	55,847,696	83,359,803
Shares issued to shareholders in payment of distributions declared	799,625	1,913,898
Shares redeemed	(66,568,191)	(83,230,409)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,920,870)	2,043,292
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $1,776,466,251. The net unrealized depreciation of investments for federal tax purposes was $90,967,661. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,303,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $126,270,884.
As of December 31, 2019, the Fund had a capital loss carryforward of $62,187,049 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$62,187,049	$62,187,049
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
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Interfund Transactions
During the six months ended June 30, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $5,275,438. Net realized gain recognized on these transactions was $333,249.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$296,989,821
Sales	$360,039,154
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$959.80	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.71	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2020
Federated High-Yield Strategy Portfolio (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND'S NAME CHANGED TO FEDERATED HERMES HIGH-YIELD STRATEGY PORTFOLIO)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
Semi-Annual Shareholder Report

Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Semi-Annual Shareholder Report

Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund outperformed its benchmark index.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes High-Yield Strategy Portfolio (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes High-Yield Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2020
Ticker FMBPX

Federated Hermes Mortgage Strategy Portfolio
(formerly, Federated Mortgage Strategy Portfolio)

A Portfolio of Federated Hermes Managed Pool Series
(formerly, Federated Managed Pool Series)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2020, the Fund’s portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	100.7%
Asset-Backed Securities	4.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	0.9%
Agency Risk Transfer Security[3]	0.0%
Cash Equivalents[4]	17.3%
Other Assets and Liabilities—Net[5]	(25.1)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.01%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
June 30, 2020 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.7%
13,242,684	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $129,557,760)	$134,015,966
		REPURCHASE AGREEMENT—0.5%
$684,000		Interest in $1,400,000,000 joint repurchase agreement 0.09%, dated 6/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,400,003,500 on 7/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,428,003,570. (IDENTIFIED COST $684,000)	684,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $130,241,760)[2]	134,699,966
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(326,260)
		TOTAL NET ASSETS—100%	$134,373,706
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2019	12,161,692
Purchases/Additions	3,455,337
Sales/Reductions	(2,374,345)
Balance of Shares Held 6/30/2020	13,242,684
Value	$134,015,966
Change in Unrealized Appreciation/Depreciation	$3,003,787
Net Realized Gain/(Loss)	$251,984
Dividend Income	$1,842,985
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 99.7% of its net assets at June 30, 2020. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$134,015,966	$—	$—	$134,015,966
Repurchase Agreement	—	684,000	—	684,000
TOTAL SECURITIES	$134,015,966	$684,000	$—	$134,699,966
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.98	$9.70	$9.90	$9.91	$9.95	$10.07
Income From Investment Operations:
Net investment income	0.14	0.32	0.30	0.28	0.27	0.29
Net realized and unrealized gain (loss)	0.25	0.28	(0.20)	(0.01)	(0.04)	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.60	0.10	0.27	0.23	0.17
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.30)	(0.28)	(0.27)	(0.29)
Net Asset Value, End of Period	$10.23	$9.98	$9.70	$9.90	$9.91	$9.95
Total Return[1]	3.95%	6.29%	1.12%	2.75%	2.30%	1.67%
Ratios to Average Net Assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.84%[3]	3.26%	3.17%	2.82%	2.67%	2.86%
Expense waiver/reimbursement[4]	0.22%[3]	0.24%	0.27%	0.26%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$134,374	$120,793	$99,486	$82,970	$83,685	$78,397
Portfolio turnover	18%	7%	10%	18%	9%	20%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $134,015,966 of investment in an affiliated holding* (identified cost $130,241,760)		$134,699,966
Cash		876
Income receivable from an affiliated holding		287,851
Receivable for shares sold		1,629
TOTAL ASSETS		134,990,322
Liabilities:
Payable for investments purchased	$287,851
Payable for shares redeemed	20,044
Payable for Directors'/Trustees' fees (Note 5)	191
Payable for investment adviser fee (Note 5)	1,722
Payable for administrative fee (Note 5)	286
Income distribution payable	278,636
Accrued expenses (Note 5)	27,886
TOTAL LIABILITIES		616,616
Net assets for 13,140,553 shares outstanding		$134,373,706
Net Assets Consist of:
Paid-in capital		$131,835,082
Total distributable earnings (loss)		2,538,624
TOTAL NET ASSETS		$134,373,706
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$134,373,706 ÷ 13,140,553 shares outstanding, no par value, unlimited shares authorized		$10.23
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Dividends received from an affiliated holding*		$1,842,985
Interest		1,555
TOTAL INCOME		1,844,540
Expenses:
Administrative fee (Note 5)	$50,922
Custodian fees	3,112
Transfer agent fees	5,386
Directors'/Trustees' fees (Note 5)	1,205
Auditing fees	14,072
Legal fees	4,086
Portfolio accounting fees	26,911
Share registration costs	16,803
Printing and postage	8,417
Commitment fee	5,746
Miscellaneous (Note 5)	6,822
TOTAL EXPENSES	143,482
Reimbursement of operating expenses (Note 5)	(143,482)
Net investment income		1,844,540
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*		251,984
Net change in unrealized appreciation of investments in an affiliated holding*		3,003,787
Net realized and unrealized gain (loss) on investments		3,255,771
Change in net assets resulting from operations		$5,100,311
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,844,540	$3,645,740
Net realized gain (loss)	251,984	(66,211)
Net change in unrealized appreciation/depreciation	3,003,787	3,162,322
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,100,311	6,741,851
Distributions to Shareholders	(1,843,676)	(3,644,970)
Share Transactions:
Proceeds from sale of shares	40,675,515	33,579,741
Net asset value of shares issued to shareholders in payment of distributions declared	57,062	117,084
Cost of shares redeemed	(30,408,623)	(15,486,985)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,323,954	18,209,840
Change in net assets	13,580,589	21,306,721
Net Assets:
Beginning of period	120,793,117	99,486,396
End of period	$134,373,706	$120,793,117
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
Prior to June 26, 2020, the name of the Trust and Fund were Federated Managed Pool Series and Federated Mortgage Strategy Portfolio, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser, and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $143,482 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2020	Year Ended 12/31/2019
Shares sold	4,026,204	3,394,259
Shares issued to shareholders in payment of distributions declared	5,608	11,818
Shares redeemed	(2,989,918)	(1,561,253)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,041,894	1,844,824
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $130,241,760. The net unrealized appreciation of investments for federal tax purposes was $4,458,206. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,458,206.
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As of December 31, 2019, the Fund had a capital loss carryforward of $314,789 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$314,789	$314,789
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2020, the Adviser reimbursed $143,482 of operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2020, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the six months ended June 30, 2020, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$34,542,682
Sales	$23,940,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and, its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report
11

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,039.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.90	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report
12

Federated Mortgage Core Portfolio
Financial Statements and Notes to Financial Statements
Federated Hermes Mortgage Strategy Portfolio invests primarily in Federated Mortgage Core Portfolio. Therefore the Federated Mortgage Core Portfolio financial statements and notes to financial statements are included on pages 14 through 34.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
13

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At June 30, 2020, the Fund’s portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.0%
Asset-Backed Securities	4.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	0.9%
Agency Risk Transfer Security[2]	0.0%
Cash Equivalents[3]	16.9%
Other Assets and Liabilities—Net[4]	(25.0)%
TOTAL	100.0%
1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
14

Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2020 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITY—0.0%
$329,812	[1]	Freddie Mac—STACR 2016-DNA4, Series 2016-DNA, Class M2, 1.484% (1-month USLIBOR +1.300%), 3/25/2029 (IDENTIFIED COST $324,865)	$328,719
		ASSET-BACKED SECURITIES—4.0%
	[1]	Credit Card—3.9%
12,895,000		American Express Credit Account Master Trust 2018-9, Class A, 0.564% (1-month USLIBOR +0.380%), 4/15/2026	12,943,178
14,368,000		Capital One Multi-Asset Execut 2017-A5, Class A5, 0.764% (1-month USLIBOR +0.580%), 7/15/2027	14,398,213
35,255,000		Chase Issuance Trust 2018-A1, Class A1, 0.384% (1-month USLIBOR +0.200%), 4/17/2023	35,321,911
26,460,000		Discover Card Execution Note T 2017-A5, Class A5, 0.784% (1-month USLIBOR +0.600%), 12/15/2026	26,596,346
12,340,000		Discover Card Execution Note Trust 2018-A2, Class A2, 0.514% (1-month USLIBOR +0.330%), 8/15/2025	12,355,421
		TOTAL	101,615,069
		Other—0.1%
1,314,013		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,327,090
127,204		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	127,089
		TOTAL	1,454,179
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $102,500,076)	103,069,248
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.9%
	[1]	Federal Home Loan Mortgage Corporation—2.2%
8,687,901		FHLMC REMIC, Series 4273, Class PF, 2.076% (1-month USLIBOR +0.400%), 11/15/2043	8,712,040
40,348,492		FHLMC REMIC, Series 4856, Class FD, 0.484% (1-month USLIBOR +0.300%), 8/15/2040	40,284,104
6,880,886		FHLMC REMIC, Series 4901, Class GF, 0.634% (1-month USLIBOR +0.450%), 7/25/2049	6,873,943
		TOTAL	55,870,087
	[1]	Federal National Mortgage Association—4.8%
17,394,105		FNMA REMIC, Series 2017-90, Class WF, 0.534% (1-month USLIBOR +0.350%), 11/25/2047	17,375,539
33,335,528		FNMA REMIC, Series 2019-27, Class FH, 0.634% (1-month USLIBOR +0.450%), 6/25/2049	33,400,416
14,221,787		FNMA REMIC, Series 2019-30, Class FB, 0.584% (1-month USLIBOR +0.400%), 7/25/2049	14,245,813
7,898,868		FNMA REMIC, Series 2019-33, Class FB, 0.634% (1-month USLIBOR +0.450%), 7/25/2049	7,925,110
16,201,398		FNMA REMIC, Series 2019-39, Class FA, 0.584% (1-month USLIBOR +0.400%), 8/25/2049	16,183,066
10,023,311		FNMA REMIC, Series 2019-47, Class FB, 0.584% (1-month USLIBOR +0.400%), 5/25/2040	10,039,713
23,200,686		FNMA REMIC, Series 2019-56, Class AF, 0.584% (1-month USLIBOR +0.400%), 10/25/2049	23,255,455
		TOTAL	122,425,112
		Non-Agency Mortgage-Backed Securities—0.9%
697,633		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	596,863
452,086		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	273,071
159,468		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.821%, 8/25/2035	157,146
5,508,057		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,359,925
5,651,923		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	5,567,508
11,330,606		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	11,292,746
		TOTAL	23,247,259
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $201,565,079)	201,542,458
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.2%
		Agency Commercial Mortgage-Backed Securities—2.2%
25,753,646		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	26,472,806
28,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	30,600,587
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,161,462)	57,073,393
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
15

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—94.0%
	Federal Home Loan Mortgage Corporation—27.1%
$2,905,058	2.500%, 10/1/2049	$3,030,513
2,671,203	3.000%, 4/1/2031	2,826,915
2,874,522	3.000%, 1/1/2032	3,056,099
4,475,357	3.000%, 3/1/2032	4,761,412
3,990,665	3.000%, 3/1/2032	4,270,681
4,148,023	3.000%, 6/1/2032	4,401,489
5,188,640	3.000%, 6/1/2032	5,525,151
13,619,394	3.000%, 11/1/2032	14,380,111
2,093,591	3.000%, 12/1/2032	2,221,521
7,580,510	3.000%, 1/1/2033	8,053,196
25,214,537	3.000%, 2/1/2033	27,078,343
3,413,443	3.000%, 7/1/2033	3,652,957
23,227,075	3.000%, 1/1/2043	25,171,507
6,765,845	3.000%, 11/1/2044	7,120,809
1,289,460	3.000%, 6/1/2045	1,363,960
8,193,371	3.000%, 10/1/2045	8,792,217
1,018,207	3.000%, 5/1/2046	1,100,581
19,855,534	3.000%, 6/1/2046	21,176,453
7,811,264	3.000%, 6/1/2046	8,523,761
9,567,503	3.000%, 7/1/2046	10,377,407
2,962,067	3.000%, 9/1/2046	3,160,048
9,022,792	3.000%, 10/1/2046	9,670,980
9,707,741	3.000%, 10/1/2046	10,353,563
8,207,549	3.000%, 10/1/2046	8,871,552
3,768,924	3.000%, 11/1/2046	4,020,835
7,629,660	3.000%, 11/1/2046	8,046,632
9,185,917	3.000%, 12/1/2046	9,957,777
17,439,793	3.000%, 1/1/2047	18,392,904
15,695,950	3.000%, 5/1/2047	16,823,532
535,404	3.500%, 6/1/2026	562,851
288,036	3.500%, 6/1/2026	302,802
175,811	3.500%, 7/1/2026	184,824
8,080,005	3.500%, 7/1/2042	8,805,116
7,557,119	3.500%, 9/1/2043	8,206,967
4,723,259	3.500%, 5/1/2046	5,014,289
30,230,539	3.500%, 7/1/2046	33,028,493
18,889,375	3.500%, 11/1/2047	19,929,309
54,830,085	3.500%, 11/1/2047	57,951,502
23,928,975	3.500%, 12/1/2047	25,246,358
3,453,367	3.500%, 12/1/2047	3,767,594
26,834,698	3.500%, 12/1/2047	28,681,030
16,321,446	3.500%, 2/1/2048	17,349,557
23,243,776	3.500%, 2/1/2048	24,922,939
183,117	4.000%, 5/1/2024	193,459
1,244,722	4.000%, 8/1/2025	1,316,189
130,601	4.000%, 5/1/2026	138,100
2,005,468	4.000%, 5/1/2026	2,120,613
1,925,575	4.000%, 12/1/2040	2,107,311
11,296,325	4.000%, 12/1/2041	12,358,938
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
16

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$1,567,106	4.000%, 1/1/2042	$1,714,519
19,132,131	4.000%, 6/1/2047	20,710,919
18,863,503	4.000%, 10/1/2047	20,214,689
12,702,511	4.000%, 11/1/2047	13,528,232
11,329,033	4.000%, 12/1/2047	12,140,527
7,402,224	4.000%, 2/1/2048	7,895,431
20,491,680	4.000%, 4/1/2048	21,791,716
12,340,370	4.000%, 5/1/2048	13,115,556
8,077,183	4.000%, 6/1/2048	8,721,376
3,166	4.500%, 3/1/2021	3,182
73,078	4.500%, 9/1/2021	73,743
135,061	4.500%, 7/1/2024	141,834
148,780	4.500%, 8/1/2024	156,244
336,975	4.500%, 9/1/2024	353,882
300,483	4.500%, 9/1/2024	316,114
202,570	4.500%, 6/1/2025	213,299
1,002,034	4.500%, 11/1/2039	1,116,097
2,875,545	4.500%, 5/1/2040	3,202,870
291,413	4.500%, 6/1/2040	324,130
499,533	4.500%, 7/1/2040	555,614
1,728,892	4.500%, 8/1/2040	1,922,992
865,551	4.500%, 8/1/2040	962,725
5,368,305	4.500%, 9/1/2040	5,970,995
420,572	4.500%, 7/1/2041	465,029
1,110,856	4.500%, 7/1/2041	1,232,098
568,940	4.500%, 7/1/2041	631,036
9,534,142	4.500%, 2/1/2048	10,508,586
12,041,960	4.500%, 5/1/2048	12,964,896
6,733,811	4.500%, 10/1/2048	7,233,077
7,933	5.000%, 10/1/2021	8,075
30,249	5.000%, 11/1/2021	30,793
34,050	5.000%, 12/1/2021	34,797
77,637	5.000%, 6/1/2023	80,741
124,659	5.000%, 7/1/2023	129,782
63,234	5.000%, 7/1/2023	65,831
58,181	5.000%, 7/1/2025	60,507
1,429,430	5.000%, 1/1/2034	1,626,886
446,413	5.000%, 5/1/2034	508,585
2,067	5.000%, 11/1/2035	2,375
136,158	5.000%, 4/1/2036	156,917
10,083	5.000%, 4/1/2036	11,555
653	5.000%, 4/1/2036	752
615,476	5.000%, 4/1/2036	707,131
81,359	5.000%, 5/1/2036	93,931
171,437	5.000%, 6/1/2036	195,925
100,868	5.000%, 6/1/2036	115,874
606,857	5.000%, 12/1/2037	700,507
81,371	5.000%, 5/1/2038	93,367
46,617	5.000%, 6/1/2038	53,676
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
17

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$102,276	5.000%, 9/1/2038	$117,695
92,670	5.000%, 2/1/2039	106,779
50,840	5.000%, 3/1/2039	58,181
102,031	5.000%, 6/1/2039	116,764
3,107,546	5.000%, 10/1/2039	3,556,264
256,352	5.000%, 2/1/2040	293,048
523,309	5.000%, 8/1/2040	597,564
6,404	5.500%, 3/1/2021	6,476
32,608	5.500%, 4/1/2021	32,920
2,990	5.500%, 1/1/2022	3,070
26,495	5.500%, 1/1/2022	27,167
60,307	5.500%, 1/1/2022	61,836
79,500	5.500%, 2/1/2022	81,637
1,212,441	5.500%, 5/1/2034	1,404,525
122,115	5.500%, 3/1/2036	142,671
41,191	5.500%, 3/1/2036	48,266
101,389	5.500%, 3/1/2036	118,731
107,620	5.500%, 3/1/2036	125,962
259,262	5.500%, 6/1/2036	303,190
115,469	5.500%, 6/1/2036	135,307
74,792	5.500%, 6/1/2036	86,981
92,477	5.500%, 9/1/2037	108,474
300,360	5.500%, 9/1/2037	352,097
124,684	5.500%, 12/1/2037	146,529
21,480	5.500%, 3/1/2038	25,175
11,559	6.000%, 7/1/2029	13,223
32,668	6.000%, 2/1/2032	37,756
38,007	6.000%, 5/1/2036	45,318
63,768	6.000%, 8/1/2037	76,294
244,510	6.000%, 9/1/2037	291,517
7,579	6.500%, 3/1/2022	7,854
9,013	6.500%, 6/1/2029	10,285
10,236	6.500%, 6/1/2029	11,696
3,980	6.500%, 7/1/2029	4,504
230,531	6.500%, 11/1/2036	273,468
543,816	6.500%, 10/1/2037	648,772
2,797	6.500%, 4/1/2038	3,332
2,338	6.500%, 4/1/2038	2,790
32	7.000%, 10/1/2020	32
8,508	7.000%, 4/1/2032	9,881
165,991	7.000%, 4/1/2032	196,493
54,436	7.000%, 9/1/2037	65,150
21,895	7.500%, 8/1/2029	25,500
22,391	7.500%, 10/1/2029	25,944
12,041	7.500%, 11/1/2029	13,990
14,649	7.500%, 4/1/2031	16,356
14,041	7.500%, 5/1/2031	16,554
3,243	8.000%, 3/1/2030	3,787
35,107	8.000%, 1/1/2031	41,485
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
18

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$50,795	8.000%, 2/1/2031	$59,618
54,524	8.000%, 3/1/2031	64,405
1,361	8.500%, 9/1/2025	1,500
376	8.500%, 9/1/2025	416
	TOTAL	691,255,791
	Federal National Mortgage Association—35.4%
3,708,945	2.500%, 2/1/2028	3,902,177
20,239,537	2.500%, 11/1/2049	21,164,182
8,052,533	2.500%, 12/1/2049	8,392,734
9,514,199	2.500%, 12/1/2049	9,916,151
2,633,445	3.000%, 2/1/2032	2,792,882
4,833,245	3.000%, 8/1/2043	5,172,909
3,799,856	3.000%, 9/1/2043	4,066,896
13,015,829	3.000%, 8/1/2046	13,950,873
4,836,625	3.000%, 9/1/2046	5,224,892
2,401,061	3.000%, 10/1/2046	2,561,546
7,523,611	3.000%, 10/1/2046	7,934,787
5,417,132	3.000%, 11/1/2046	5,762,279
7,954,962	3.000%, 11/1/2046	8,389,712
4,644,462	3.000%, 11/1/2046	4,954,893
2,848,287	3.000%, 1/1/2047	3,003,951
61,983,066	3.000%, 1/1/2047	65,370,534
1,302,488	3.000%, 2/1/2047	1,411,932
11,699,389	3.000%, 3/1/2047	12,338,778
16,041,578	3.000%, 3/1/2047	17,183,963
1,877,399	3.000%, 4/1/2047	2,002,882
11,068,751	3.000%, 12/1/2047	11,863,919
15,412,643	3.000%, 12/1/2047	16,649,916
5,248,377	3.000%, 2/1/2048	5,612,294
1,149,107	3.000%, 2/1/2048	1,227,708
28,622,147	3.000%, 4/1/2049	30,123,780
6,194,528	3.000%, 11/1/2049	6,575,655
2,204,850	3.000%, 11/1/2049	2,320,526
42,061,736	3.000%, 12/1/2049	44,268,463
28,804,001	3.000%, 12/1/2049	30,315,174
372,576	3.500%, 11/1/2025	391,675
224,254	3.500%, 11/1/2025	235,750
382,277	3.500%, 12/1/2025	401,874
126,976	3.500%, 1/1/2026	133,485
430,567	3.500%, 1/1/2026	452,639
27,295,348	3.500%, 4/1/2033	29,521,991
12,503,587	3.500%, 9/1/2042	13,692,102
20,297,561	3.500%, 7/1/2045	22,169,836
10,309,456	3.500%, 8/1/2046	11,070,817
13,973,066	3.500%, 8/1/2046	14,834,036
17,738,903	3.500%, 9/1/2046	19,009,299
8,157,692	3.500%, 11/1/2046	8,920,366
7,950,717	3.500%, 2/1/2047	8,694,040
21,305,839	3.500%, 11/1/2047	22,478,808
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
19

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$19,628,743	3.500%, 12/1/2047	$20,865,185
21,815,037	3.500%, 12/1/2047	23,194,650
11,988,109	3.500%, 12/1/2047	12,648,101
13,698,281	3.500%, 4/1/2048	14,435,302
14,765,558	3.500%, 9/1/2049	15,518,474
336,578	4.000%, 12/1/2025	355,902
325,027	4.000%, 7/1/2026	343,689
2,575,931	4.000%, 2/1/2041	2,819,046
6,586,754	4.000%, 12/1/2041	7,208,409
2,575,898	4.000%, 3/1/2042	2,848,794
5,131,053	4.000%, 4/1/2042	5,608,905
8,873,942	4.000%, 10/1/2045	9,663,903
2,009,362	4.000%, 3/1/2046	2,185,818
3,043,581	4.000%, 7/1/2046	3,291,456
2,947,766	4.000%, 9/1/2046	3,194,424
5,170,816	4.000%, 11/1/2046	5,579,657
21,417,483	4.000%, 6/1/2047	23,184,858
8,059,586	4.000%, 10/1/2047	8,600,370
10,638,975	4.000%, 10/1/2047	11,353,830
8,120,493	4.000%, 11/1/2047	8,665,365
9,854,121	4.000%, 12/1/2047	10,587,066
10,888,202	4.000%, 12/1/2047	11,756,587
5,958,937	4.000%, 1/1/2048	6,460,261
13,767,395	4.000%, 2/1/2048	14,632,223
8,097,202	4.000%, 2/1/2048	8,636,715
3,717,009	4.000%, 2/1/2048	3,985,580
10,768,261	4.000%, 2/1/2048	11,468,247
18,940,169	4.000%, 2/1/2048	20,171,368
4,120,663	4.000%, 3/1/2048	4,486,391
3,158,769	4.000%, 3/1/2048	3,381,379
35,131,314	4.000%, 3/1/2048	37,338,162
9,562,570	4.000%, 4/1/2048	10,264,865
9,381,848	4.000%, 5/1/2048	9,988,780
2,715,307	4.000%, 6/1/2048	2,890,966
12,735,786	4.000%, 6/1/2048	13,539,791
7,723,797	4.000%, 7/1/2048	8,185,571
4,835,131	4.000%, 11/1/2048	5,121,635
178,563	4.500%, 2/1/2039	200,381
1,044,820	4.500%, 5/1/2040	1,163,752
3,209,900	4.500%, 10/1/2040	3,570,271
330,550	4.500%, 11/1/2040	367,661
3,807,208	4.500%, 4/1/2041	4,228,689
1,876,867	4.500%, 6/1/2041	2,081,715
3,988,008	4.500%, 9/1/2041	4,419,534
421,951	5.000%, 5/1/2023	439,284
78,106	5.000%, 8/1/2023	81,484
332,591	5.000%, 11/1/2023	348,945
2,014,015	5.000%, 2/1/2036	2,311,787
1,182,976	5.000%, 7/1/2040	1,350,836
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
20

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,457,807	5.000%, 10/1/2041	$1,662,386
41,602	5.500%, 1/1/2032	47,790
31,824	5.500%, 1/1/2032	36,579
375,682	5.500%, 9/1/2034	437,879
1,262,906	5.500%, 12/1/2034	1,471,302
42,619	5.500%, 4/1/2035	49,467
449,202	5.500%, 11/1/2035	522,805
295,088	5.500%, 1/1/2036	344,271
103,384	5.500%, 3/1/2036	120,447
674,058	5.500%, 4/1/2036	785,662
458,890	5.500%, 4/1/2036	533,744
213,535	5.500%, 5/1/2036	250,380
144,188	5.500%, 9/1/2036	168,136
468,033	5.500%, 8/1/2037	546,218
167,056	5.500%, 7/1/2038	196,388
723,629	5.500%, 4/1/2041	824,798
12,163	6.000%, 1/1/2029	13,682
801	6.000%, 1/1/2029	815
15,269	6.000%, 2/1/2029	17,192
5,811	6.000%, 2/1/2029	6,551
4,601	6.000%, 4/1/2029	5,246
9,174	6.000%, 5/1/2029	10,349
15,082	6.000%, 5/1/2029	17,181
646,051	6.000%, 7/1/2034	760,560
332,934	6.000%, 11/1/2034	391,086
185,701	6.000%, 7/1/2036	222,072
41,912	6.000%, 7/1/2036	50,049
218,757	6.000%, 10/1/2037	261,859
181,079	6.000%, 6/1/2038	216,347
913,725	6.000%, 7/1/2038	1,096,646
66,424	6.000%, 9/1/2038	79,743
41,145	6.000%, 10/1/2038	49,540
429,393	6.000%, 2/1/2039	511,496
27,918	6.500%, 9/1/2028	30,842
3,946	6.500%, 8/1/2029	4,465
5,175	6.500%, 6/1/2031	5,972
14,477	6.500%, 6/1/2031	16,664
2,148	6.500%, 6/1/2031	2,475
5,409	6.500%, 6/1/2031	6,198
32,770	6.500%, 12/1/2031	38,090
3,123	6.500%, 1/1/2032	3,623
45,309	6.500%, 3/1/2032	52,611
181,334	6.500%, 4/1/2032	208,846
57,883	6.500%, 5/1/2032	67,369
258,000	6.500%, 7/1/2036	305,446
11,358	6.500%, 8/1/2036	13,488
14,077	6.500%, 9/1/2036	16,782
82,680	6.500%, 12/1/2036	97,913
102,040	6.500%, 9/1/2037	121,987
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
21

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$6,301	6.500%, 12/1/2037	$7,534
71,113	6.500%, 10/1/2038	84,969
633	7.000%, 7/1/2023	672
16,716	7.000%, 2/1/2024	17,657
737	7.000%, 5/1/2024	794
1,941	7.000%, 7/1/2024	2,108
1,124	7.000%, 7/1/2025	1,239
14,236	7.000%, 9/1/2031	16,580
5,945	7.000%, 9/1/2031	7,014
91,001	7.000%, 11/1/2031	107,515
6,400	7.000%, 12/1/2031	7,557
66,569	7.000%, 1/1/2032	75,132
28,124	7.000%, 2/1/2032	33,152
36,436	7.000%, 3/1/2032	43,076
253,047	7.000%, 3/1/2032	290,856
26,278	7.000%, 4/1/2032	30,669
119,116	7.000%, 4/1/2032	141,154
5,563	7.000%, 4/1/2032	6,586
13,556	7.000%, 6/1/2032	16,074
264,748	7.000%, 6/1/2037	316,938
943	7.500%, 1/1/2030	1,104
9,997	7.500%, 9/1/2030	11,727
14,210	7.500%, 5/1/2031	16,745
3,134	7.500%, 6/1/2031	3,685
37,906	7.500%, 8/1/2031	44,549
43,151	7.500%, 1/1/2032	49,961
3,670	7.500%, 6/1/2033	4,244
149	8.000%, 7/1/2023	155
4,681	8.000%, 10/1/2026	5,310
2,264	8.000%, 11/1/2029	2,633
413	9.000%, 6/1/2025	458
	TOTAL	905,538,454
	Government National Mortgage Association—6.4%
17,993,210	3.000%, 1/20/2047	19,085,686
1,521,218	3.500%, 8/15/2043	1,629,521
1,133,080	3.500%, 8/15/2043	1,213,750
15,466,466	3.500%, 3/20/2047	16,677,818
18,907,054	3.500%, 11/20/2047	20,387,877
26,759,101	3.500%, 10/20/2049	28,144,537
25,899,206	3.500%, 11/20/2049	27,314,986
1,485,974	4.000%, 9/15/2040	1,633,563
3,704,770	4.000%, 10/15/2040	4,097,005
1,729,865	4.000%, 1/15/2041	1,901,678
2,382,670	4.000%, 10/15/2041	2,614,854
6,144,843	4.000%, 5/20/2047	6,606,382
16,765,998	4.000%, 6/15/2048	17,854,892
399,109	4.500%, 1/15/2039	449,903
342,233	4.500%, 6/15/2039	384,437
1,243,715	4.500%, 10/15/2039	1,397,088
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
22

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$390,791	4.500%, 1/15/2040	$438,127
211,796	4.500%, 6/15/2040	237,451
235,375	4.500%, 9/15/2040	263,445
407,807	4.500%, 2/15/2041	456,440
1,146,094	4.500%, 3/15/2041	1,284,921
113,808	4.500%, 5/15/2041	127,202
3,929,812	4.500%, 6/20/2041	4,344,626
627,124	4.500%, 9/15/2041	699,560
385,345	4.500%, 10/15/2043	427,927
394,187	4.500%, 11/15/2043	436,761
544,162	5.000%, 1/15/2039	625,098
519,049	5.000%, 5/15/2039	590,190
719,365	5.000%, 8/20/2039	818,740
215,517	5.500%, 12/15/2038	252,279
154,897	5.500%, 12/20/2038	180,265
228,366	5.500%, 1/15/2039	266,566
321,853	5.500%, 2/15/2039	378,038
8,270	6.000%, 10/15/2028	9,264
10,285	6.000%, 3/15/2029	11,521
103,413	6.000%, 2/15/2036	121,183
166,596	6.000%, 4/15/2036	195,758
153,828	6.000%, 6/15/2037	181,344
18,475	6.500%, 10/15/2028	20,894
6,560	6.500%, 10/15/2028	7,154
8,099	6.500%, 11/15/2028	9,075
12,565	6.500%, 12/15/2028	14,092
5,377	6.500%, 2/15/2029	6,076
13,609	6.500%, 3/15/2029	15,328
28,046	6.500%, 9/15/2031	32,444
60,087	6.500%, 2/15/2032	69,237
17,112	7.000%, 11/15/2027	19,209
14,017	7.000%, 12/15/2027	15,858
9,202	7.000%, 6/15/2028	10,276
17,749	7.000%, 11/15/2028	19,904
8,361	7.000%, 1/15/2029	9,527
7,804	7.000%, 5/15/2029	8,966
2,290	7.000%, 10/15/2029	2,621
22,621	7.000%, 5/15/2030	25,992
15,323	7.000%, 11/15/2030	17,764
14,364	7.000%, 12/15/2030	16,383
28,417	7.000%, 6/15/2031	32,355
14,867	7.000%, 8/15/2031	17,234
62,794	7.000%, 10/15/2031	72,982
11,191	7.000%, 12/15/2031	13,066
17,642	7.500%, 8/15/2029	20,339
43,230	7.500%, 10/15/2029	50,094
52,854	7.500%, 6/15/2030	61,860
4,486	7.500%, 10/15/2030	5,207
7,154	7.500%, 1/15/2031	8,387
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
23

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,750		8.000%, 1/15/2022	$2,843
1,870		8.000%, 6/15/2022	1,945
3,943		8.000%, 8/15/2029	4,587
2,599		8.000%, 10/15/2029	3,038
9,325		8.000%, 11/15/2029	10,906
9,427		8.000%, 1/15/2030	10,909
3,462		8.000%, 10/15/2030	4,040
76,419		8.000%, 11/15/2030	89,465
4,029		8.500%, 5/15/2029	4,745
26		9.500%, 10/15/2020	26
		TOTAL	164,475,511
	[2]	Uniform Mortgage-Backed Securities, TBA—25.1%
71,000,000		2.000%, 7/1/2035	73,418,956
25,000,000		2.000%, 7/14/2050	25,569,655
60,000,000		2.500%, 7/16/2035	62,798,436
95,000,000		2.500%, 7/1/2050	99,000,393
195,000,000		3.000%, 7/1/2050	205,290,813
50,000,000		3.000%, 7/20/2050	52,945,660
25,000,000		3.500%, 7/1/2050	26,289,062
90,000,000		3.500%, 7/20/2050	94,958,469
		TOTAL	640,271,444
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,282,260,761)	2,401,541,200
		INVESTMENT COMPANY—16.9%
431,351,746	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.11%[4] (IDENTIFIED COST $431,351,746)	431,351,746
		TOTAL INVESTMENT IN SECURITIES—125.0% (IDENTIFIED COST $3,072,163,989)[5]	3,194,906,764
		OTHER ASSETS AND LIABILITIES - NET—(25.0)%[6]	(638,772,835)
		TOTAL NET ASSETS—100%	$2,556,133,929
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2019	121,153,079
Purchases/Additions	1,402,260,547
Sales/Reductions	(1,092,061,880)
Balance of Shares Held 6/30/2020	431,351,746
Value	$431,351,746
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$642,141
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of this security is segregated pending settlement of when issued and delayed delivery transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $3,067,770,980.
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
24

6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2020.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Security	$—	$328,719	$—	$328,719
Asset-Backed Securities	—	103,069,248	—	103,069,248
Collateralized Mortgage Obligations	—	201,542,458	—	201,542,458
Commercial Mortgage-Backed Securities	—	57,073,393	—	57,073,393
Mortgage-Backed Securities	—	2,401,541,200	—	2,401,541,200
Investment Company	431,351,746	—	—	431,351,746
TOTAL SECURITIES	$431,351,746	$2,763,555,018	$—	$3,194,906,764
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
25

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2020	Year Ended December 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.88	$9.60	$9.80	$9.81	$9.85	$9.97
Income From Investment Operations:
Net investment income[1]	0.14	0.32	0.30	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.24	0.28	(0.20)	0.00[2]	(0.00)[2]	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.60	0.10	0.27	0.23	0.16
Less Distributions:
Distributions from net investment income	(0.14)	(0.32)	(0.30)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$10.12	$9.88	$9.60	$9.80	$9.81	$9.85
Total Return[3]	3.88%	6.33%	1.10%	2.75%	2.30%	1.66%
Ratios to Average Net Assets:
Net expenses[4]	0.02%[5]	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.74%[5]	3.25%	3.18%	2.71%	2.34%	2.31%
Expense waiver/reimbursement[6]	—%[5]	—%	—%	0.00%[7]	0.00%[7]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,556,134	$2,528,865	$2,815,951	$1,787,418	$2,147,397	$1,900,395
Portfolio turnover	93%	130%	109%	88%	258%	307%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	38%	100%	109%	46%	42%	46%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $431,351,746 of investment in an affiliated holding* (identified cost $3,072,163,989)		$3,194,906,764
Income receivable		5,773,877
Income receivable from an affiliated holding		31,752
TOTAL ASSETS		3,200,712,393
Liabilities:
Payable for investments purchased	$639,570,339
Payable for Directors'/Trustees' fees (Note 5)	179
Income distribution payable	4,846,613
Accrued expenses (Note 5)	161,333
TOTAL LIABILITIES		644,578,464
Net assets for 252,590,913 shares outstanding		$2,556,133,929
Net Assets Consist of:
Paid-in capital		$2,467,024,294
Total distributable earnings (loss)		89,109,635
TOTAL NET ASSETS		$2,556,133,929
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,556,133,929 ÷ 252,590,913 shares outstanding, no par value, unlimited shares authorized		$10.12
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
27

Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2020 (unaudited)
Investment Income:
Interest		$35,119,623
Dividends received from an affiliated holding*		642,141
TOTAL INCOME		35,761,764
Expenses:
Administrative fee (Note 5)	$604
Custodian fees	54,850
Transfer agent fees	86,297
Directors'/Trustees' fees (Note 5)	7,629
Auditing fees	16,162
Legal fees	3,779
Portfolio accounting fees	122,586
Share registration costs	126
Printing and postage	7,954
Miscellaneous (Note 5)	14,308
TOTAL EXPENSES	314,295
Net investment income		35,447,469
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		26,347,261
Net change in unrealized appreciation of investments		43,062,498
Net realized and unrealized gain (loss) on investments		69,409,759
Change in net assets resulting from operations		$104,857,228
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
28

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2020	Year Ended 12/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,447,469	$84,239,892
Net realized gain	26,347,261	11,228,822
Net change in unrealized appreciation/depreciation	43,062,498	62,595,684
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	104,857,228	158,064,398
Distributions to Shareholders	(36,873,930)	(84,671,889)
Share Transactions:
Proceeds from sale of shares	790,519,911	679,031,800
Net asset value of shares issued to shareholders in payment of distributions declared	4,460,013	10,132,796
Cost of shares redeemed	(835,694,079)	(1,049,643,767)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,714,155)	(360,479,171)
Change in net assets	27,269,143	(287,086,662)
Net Assets:
Beginning of period	2,528,864,786	2,815,951,448
End of period	$2,556,133,929	$2,528,864,786
See Notes which are an integral part of the Financial Statements
Federated Mortgage Core Portfolio
Semi-Annual Shareholder Report
29

Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Effective on or about February 28, 2021, the name of the Fund will change to Mortgage Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Federated Mortgage Core Portfolio
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2020	Year Ended 12/31/2019
Shares sold	79,232,330	69,130,342
Shares issued to shareholders in payment of distributions declared	442,894	1,033,755
Shares redeemed	(83,035,247)	(107,607,772)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,360,023)	(37,443,675)
4. FEDERAL TAX INFORMATION
At June 30, 2020, the cost of investments for federal tax purposes was $3,067,770,980. The net unrealized appreciation of investments for federal tax purposes was $127,135,784. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $127,739,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $603,683.
As of December 31, 2019, the Fund had a capital loss carryforward of $60,352,009 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$36,259,149	$24,092,860	$60,352,009
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2020, were as follows:
Purchases	$240,284,134
Sales	$138,012,870
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2020, the Fund had no outstanding loans. During the six months ended June 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2020, there were no outstanding loans. During the six months ended June 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund's investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Federated Mortgage Core Portfolio
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2020	Ending Account Value 6/30/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,038.80	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.10
1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Federated Mortgage Core Portfolio
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Evaluation and Approval of Advisory Contract–May 2020
Federated Mortgage Strategy Portfolio (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND'S NAME CHANGED TO FEDERATED HERMES MORTGAGE STRATEGY PORTFOLIO)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
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Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
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Fund Investment Performance
For the periods ended December 31, 2019, the Fund outperformed its benchmark index for the three-year and five-year periods, and the Fund underperformed its benchmark index the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
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The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Managed Pool Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “LRMP”) for Federated Hermes Mortgage Strategy Portfolio (the “Fund” and collectively with the Federated Hermes funds, the “Funds”). The LRMP seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Funds’ investment advisers as the administrators for the LRMP (collectively, the “Administrator”). The Administrator has established a Liquidity Risk Management Committee (the “Committee”) comprised of representatives from various departments across the Administrator to assist it in the implementation and on-going administration of the LRMP. The Committee, in turn, has delegated to the Fixed Income and Equities Liquidity Committees, each a separate committee previously established by the Administrator, the responsibility to review and assess certain information related to the liquidity of the Funds that fall within their respective asset classes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report from the Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the LRMP for the period from the LRMP’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the LRMP and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Fund. There were no material changes to the LRMP during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Funds. Such information and factors included, among other things:
■	the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment, including a review of the Funds’ access to other available funding sources such as the Funds’ interfund lending facility, redemptions in-kind and committed lines of credit and confirmation that the Fund did not have to access any of these alternative funding sources during the Period;
■	the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■	the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■	the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■	the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■	liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the LRMP is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record Report (Form N-PX) link associated with the Fund at FederatedInvestors.com/FundInformation. Select a product name, then click “Documents” and click on “Proxy Voting Record Report.” Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly holds on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com. Select a product name, then click “Documents” and select “Form N-PORT.”
Semi-Annual Shareholder Report
40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
41

Federated Hermes Mortgage Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 24, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 24, 2020